DEBT - Summary of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Jan. 31, 2023	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021	Aug. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Nov. 30, 2019	May 31, 2019	May 31, 2018
Debt Instrument [Line Items]
Long-term debt	$ 1,380,673					$ 1,131,506
Deferred charges	(10,606)					(10,650)		$ (11,378)		$ (8,539)
Total debt	1,370,067					1,120,856		$ 1,262,345		$ 1,045,483
Current portion of long-term debt	(109,309)					(92,865)
Long-term portion of debt	1,260,758					1,027,991
$40.0 million term loan
Debt Instrument [Line Items]
Principal amount	40,000	$ 40,000
Long-term debt	39,500					0
$80.0 million term loan
Debt Instrument [Line Items]
Principal amount	80,000		$ 80,000
Long-term debt	78,000					0
$233.0 million term loan
Debt Instrument [Line Items]
Principal amount	233,000			$ 233,000
Long-term debt	181,368					0
$250.0 million term loan
Debt Instrument [Line Items]
Principal amount	250,000
Long-term debt	224,021					0
$275.0 million term loan and revolving facility
Debt Instrument [Line Items]
Principal amount	275,000						$ 275,000
Long-term debt	241,830					263,943
$304.0 million term loan and revolving facility
Debt Instrument [Line Items]
Principal amount	304,000										$ 304,000
Long-term debt	197,926					216,622
$93.75 million term loan
Debt Instrument [Line Items]
Principal amount	93,750				$ 93,750								$ 93,750
Long-term debt	0					70,739
$131.79 million term loan
Debt Instrument [Line Items]
Principal amount	131,790				131,790								$ 131,790
Long-term debt	0					88,856
$155.3 million term loan
Debt Instrument [Line Items]
Principal amount	155,300				$ 155,300							$ 155,300
Long-term debt	0					70,890
$120.0 million term loan
Debt Instrument [Line Items]
Principal amount	120,000													$ 120,000
Long-term debt	58,588					63,545
$260.0 million lease financing
Debt Instrument [Line Items]
Principal amount	260,000								$ 260,000
Long-term debt	232,143					244,524
$175.0 million term loan and revolving facility
Debt Instrument [Line Items]
Principal amount	175,000								$ 175,000
Long-term debt	$ 127,297					$ 112,387